SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 99.25%
Communication Services — 3.05%
29,156	Gray Television, Inc.	$682,251
9,074	Nexstar Media Group, Inc., Class A	1,341,863
		2,024,114
Consumer Discretionary — 22.61%
19,960	1-800-Flowers.com, Inc., Class A*	636,125
23,756	Callaway Golf Co.	801,290
2,411	Deckers Outdoor Corp.*	925,993
5,830	Fox Factory Holding Corp.*	907,498
23,683	G-III Apparel Group Ltd.*	778,223
3,922	Grand Canyon Education, Inc.*	352,862
3,480	Helen of Troy Ltd.*	793,858
9,772	LCI Industries	1,284,236
29,932	Malibu Boats, Inc., Class A*	2,194,914
23,800	ONE Group Hospitality, Inc. (The)*	262,276
35,254	Patrick Industries, Inc.	2,573,542
24,977	Ruth’s Hospitality Group, Inc.*	575,220
44,040	Taylor Morrison Home Corp.*	1,163,537
33,579	Tilly’s, Inc., Class A	536,592
25,685	Universal Electronics, Inc.*	1,245,723
		15,031,889
Consumer Staples — 2.29%
40,848	Hostess Brands, Inc.*	661,329
3,047	Medifast, Inc.	862,240
		1,523,569
Energy — 3.25%
96,086	Magnolia Oil & Gas Corp., Class A*	1,501,824
39,289	Par Pacific Holdings, Inc.*	660,841
		2,162,665
Financials — 14.70%
13,101	Amerisafe, Inc.	781,999
123,981	Compass Diversified Holdings LP	3,161,516
18,205	First Interstate BancSystem, Inc., Class A	761,515
11,374	Preferred Bank/Los Angeles, CA	719,633
10,546	South State Corp.	862,241
13,997	TriCo Bancshares	595,992
28,726	TriState Capital Holdings, Inc.*	585,723
39,146	United Community Banks, Inc.	1,253,063
29,632	Veritex Holdings, Inc.	1,049,269
		9,770,951
Health Care — 10.29%
12,051	Apollo Medical Holdings, Inc.*	756,923
11,495	Emergent BioSolutions, Inc.*	724,070

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
18,884	Globus Medical, Inc., Class A*	$1,464,077
19,400	Inotiv, Inc.*	517,592
34,506	Lantheus Holdings, Inc.*	953,746
1,113	Masimo Corp.*	269,847
5,521	Omnicell, Inc.*	836,155
3,671	West Pharmaceutical Services, Inc.	1,318,256
		6,840,666
Industrials — 24.42%
243,125	ACCO Brands Corp.	2,098,169
8,969	Arcosa, Inc.	526,839
20,856	Atkore, Inc.*	1,480,776
23,966	CBIZ, Inc.*	785,366
63,947	Columbus McKinnon Corp.	3,084,803
55,261	Ducommun, Inc.*	3,015,040
14,403	EnerSys	1,407,605
26,105	Greenbrier Cos., Inc. (The)	1,137,656
34,050	Insteel Industries, Inc.	1,094,708
7,949	Miller Industries, Inc.	313,509
13,628	NV5 Global, Inc.*	1,287,982
		16,232,453
Information Technology — 12.65%
1,113	Ambarella, Inc.*	118,679
63,802	AXT, Inc.*	700,546
26,910	Cohu, Inc.*	990,019
9,547	Mitek Systems, Inc.*	183,875
15,434	MKS Instruments, Inc.	2,746,480
5,509	Model N, Inc.*	188,794
4,186	Novanta, Inc.*	564,105
17,101	Onto Innovation, Inc.*	1,249,057
1,690	Rapid7, Inc.*	159,925
9,779	SailPoint Technologies Holdings, Inc.*	499,414
23,559	Sapiens International Corp. NV	618,895
27,130	Vonage Holdings Corp.*	390,943
		8,410,732
Materials — 3.52%
67,506	FutureFuel Corp.	648,058
9,413	Ingevity Corp.*	765,842
24,181	Koppers Holdings, Inc.*	782,255
13,983	Universal Stainless & Alloy Products, Inc.*	140,809
		2,336,964
Real Estate — 2.36%
21,068	STAG Industrial, Inc., REIT	788,575
35,899	UMH Properties, Inc., REIT	783,316
		1,571,891

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Utilities — 0.11%
1,076	Southwest Gas Holdings, Inc.	$71,220

Total Common Stocks		65,977,114
(Cost $31,431,614)
Exchange Traded Funds — 0.07%
188	iShares Russell 2000 Index Fund	43,121

Total Exchange Traded Funds		43,121
(Cost $15,779)

Investment Company — 0.91%
607,443	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	607,443

Total Investment Company		607,443
(Cost $607,443)

Total Investments		$66,627,678
(Cost $32,054,836) — 100.23%
Liabilities in excess of other assets — (0.23)%		(152,788)
NET ASSETS — 100.00%		$66,474,890

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3